Schedule of related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Collection and settlement of loan to related parties			$ 70	$ 217
Proceeds from borrowings from related parties		608	1,566	2,375
Repayment and settlement of borrowings to related parties		1,455	1,146	2,684
Loan to related parties		41	117	82
Amounts due from related parties gross		10	1,696
Less: provision of credit losses	[1]		(1,402)
Amounts due from related parties, net		10	294
Amount due to related parties		752	767
Mr Houqi Zhang [Member]
Related Party Transaction [Line Items]
Advance to Dr. Houqi Zhang	[2]			156
Beijing Qichuang [Member]
Related Party Transaction [Line Items]
Collection and settlement of loan to related parties			69	106
Amounts due from related parties gross	[3]		$ 89
Nature			Loan to related party
Mr Houqi Zhang [Member]
Related Party Transaction [Line Items]
Collection and settlement of loan to related parties				87
Proceeds from borrowings from related parties		608	629	1,823
Repayment and settlement of borrowings to related parties		1,289	390	2,092
Loan to related parties		14
Amount due to related parties		503	400
Mr. Jun Lian [Member]
Related Party Transaction [Line Items]
Collection and settlement of loan to related parties				14
Proceeds from borrowings from related parties			268	535
Repayment and settlement of borrowings to related parties		42	236	535
Others [Member]
Related Party Transaction [Line Items]
Collection and settlement of loan to related parties			1	10
Proceeds from borrowings from related parties				3
Loan to related parties				77
Amounts due from related parties gross		10	$ 254
Nature			Others
Amount due to related parties		138	$ 140
Qifu Future [Member]
Related Party Transaction [Line Items]
Proceeds from borrowings from related parties			304
Repayment and settlement of borrowings to related parties			305
Loan to related parties			83
Ms. Jun Wang [Member]
Related Party Transaction [Line Items]
Proceeds from borrowings from related parties			214
Repayment and settlement of borrowings to related parties		111	97	43
Amount due to related parties		111	227
Mr. Hui Zhang [Member]
Related Party Transaction [Line Items]
Proceeds from borrowings from related parties			151	14
Repayment and settlement of borrowings to related parties		13	97	14
Zhongchi Chi Fu Management [Member]
Related Party Transaction [Line Items]
Repayment and settlement of borrowings to related parties			21
Zhongchi Chi Fu Management [Member] | Mr Houqi Zhang [Member]
Related Party Transaction [Line Items]
Related party amounts of transaction			83
Advance			153
Zhongchi Chefu Data [Member]
Related Party Transaction [Line Items]
Loan to related parties		27	34
Changsha Tongjie [Member]
Related Party Transaction [Line Items]
Loan to related parties				5
Amounts due from related parties gross	[3]		$ 1,058
Nature			Loan to related party
Huashui Yixing [Member] | Mr Houqi Zhang [Member]
Related Party Transaction [Line Items]
Related party amounts of transaction				$ 502
Mr. Yufeng Bai [Member]
Related Party Transaction [Line Items]
Amounts due from related parties gross	[4]		$ 295
Mr. Yufeng Bai [Member]
Related Party Transaction [Line Items]
Nature			Loan to related party
Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Nature			Loan from related party
Ms. Jun Wang [Member]
Related Party Transaction [Line Items]
Nature			Loan from related party

[1]	The total credit loss expenses recorded for the related party receivables were US$1,476, nil and US$391 for the years ended September 30, 2023, 2024 and 2025, respectively. The Company wrote off all balances due from those related parties with no operations.
[2]	Advance to Dr. Houqi Zhang represented cash in advance to Dr. Houqi Zhang for the potential expense for the Group’s financing during the fiscal year 2023, and the advance payment has been offset by the loan from Dr. Houqi Zhang in January 2024.
[3]	The Group has recorded full provision on loan to Changsha Tongjie as of September 30, 2024. The Group has recorded nil and full provision on loan to Beijing Qichuang as of September 30, 2024 and 2025, respectively. During the year ended September 30, 2025, the Group wrote off the loan as the related parties had no operations and the loans cannot be collected.
[4]	The Group has recorded full provision on loan to Mr. Yufeng Bai as of September 30, 2024 as the collectability is remote. The balance as of September 30, 2025 as well as the provision has been reclassified to prepayments and other current assets as Mr. Yufeng Bai was not a related party in the year ended September 30, 2025.